Offerings	Aug. 01, 2024
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Debt
Security Class Title	Debt Securities of Aptiv PLC
Offering Note

(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(2)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices pursuant to this Registration Statement.

(3)
No separate consideration will be received for the guarantees of the debt securities being registered. In accordance with Rule 457(n) under the Securities Act, no registration fee is payable with respect to the guarantees.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Debt
Security Class Title	Debt Securities of Aptiv Corporation
Offering Note

(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(2)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices pursuant to this Registration Statement.

(3)
No separate consideration will be received for the guarantees of the debt securities being registered. In accordance with Rule 457(n) under the Securities Act, no registration fee is payable with respect to the guarantees.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Debt
Security Class Title	Debt Securities of Aptiv Global Financing Designated Activity Company
Offering Note
(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(2)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices pursuant to this Registration Statement.

(3)
No separate consideration will be received for the guarantees of the debt securities being registered. In accordance with Rule 457(n) under the Securities Act, no registration fee is payable with respect to the guarantees.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Debt
Security Class Title	Guarantees of Debt Securities of Aptiv PLC (3)	[2]
Offering Note

(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(2)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices pursuant to this Registration Statement.

(3)
No separate consideration will be received for the guarantees of the debt securities being registered. In accordance with Rule 457(n) under the Securities Act, no registration fee is payable with respect to the guarantees.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Debt
Security Class Title	Guarantees of Debt Securities of Aptiv Corporation (3)	[2]
Offering Note

(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(2)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices pursuant to this Registration Statement.

(3)
No separate consideration will be received for the guarantees of the debt securities being registered. In accordance with Rule 457(n) under the Securities Act, no registration fee is payable with respect to the guarantees.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Debt
Security Class Title	Guarantees of Debt Securities of Aptiv Global Financing Designated Activity Company (3)	[2]
Offering Note

(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(2)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices pursuant to this Registration Statement.

(3)
No separate consideration will be received for the guarantees of the debt securities being registered. In accordance with Rule 457(n) under the Securities Act, no registration fee is payable with respect to the guarantees.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Equity
Security Class Title	Preferred Shares, par value $0.01 per share, of Aptiv PLC
Offering Note

(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(2)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices pursuant to this Registration Statement.

(3)
No separate consideration will be received for the guarantees of the debt securities being registered. In accordance with Rule 457(n) under the Securities Act, no registration fee is payable with respect to the guarantees.

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.01 per share, of Aptiv PLC
Offering Note

(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(2)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices pursuant to this Registration Statement.

(3)
No separate consideration will be received for the guarantees of the debt securities being registered. In accordance with Rule 457(n) under the Securities Act, no registration fee is payable with respect to the guarantees.

Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Other
Security Class Title	Warrants of Aptiv PLC
Offering Note

(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(2)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices pursuant to this Registration Statement.

(3)
No separate consideration will be received for the guarantees of the debt securities being registered. In accordance with Rule 457(n) under the Securities Act, no registration fee is payable with respect to the guarantees.

Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Other
Security Class Title	Warrants of Aptiv Corporation
Offering Note

(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(2)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices pursuant to this Registration Statement.

(3)
No separate consideration will be received for the guarantees of the debt securities being registered. In accordance with Rule 457(n) under the Securities Act, no registration fee is payable with respect to the guarantees.

Offering: 11
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Other
Security Class Title	Purchase Contracts of Aptiv PLC
Offering Note

(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(2)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices pursuant to this Registration Statement.

(3)
No separate consideration will be received for the guarantees of the debt securities being registered. In accordance with Rule 457(n) under the Securities Act, no registration fee is payable with respect to the guarantees.

Offering: 12
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Other
Security Class Title	Purchase Contracts of Aptiv Corporation
Offering Note

(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(2)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices pursuant to this Registration Statement.

(3)
No separate consideration will be received for the guarantees of the debt securities being registered. In accordance with Rule 457(n) under the Securities Act, no registration fee is payable with respect to the guarantees.

Offering: 13
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Other
Security Class Title	Units of Aptiv PLC
Offering Note

(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(2)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices pursuant to this Registration Statement.

(3)
No separate consideration will be received for the guarantees of the debt securities being registered. In accordance with Rule 457(n) under the Securities Act, no registration fee is payable with respect to the guarantees.

Offering: 14
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Other
Security Class Title	Units of Aptiv Corporation
Offering Note

(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(2)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices pursuant to this Registration Statement.

(3)
No separate consideration will be received for the guarantees of the debt securities being registered. In accordance with Rule 457(n) under the Securities Act, no registration fee is payable with respect to the guarantees.

[1]	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
[2]	No separate consideration will be received for the guarantees of the debt securities being registered. In accordance with Rule 457(n) under the Securities Act, no registration fee is payable with respect to the guarantees.